Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Balance Sheet and Statement of Operations

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2013 Fair value	December 31, 2014 Fair value
Interest rate swaps	Financial Instruments non-current assets	$13,517	$10,101
Interest rate swaps	Financial Instruments current liabilities	(30,266)	(17,881)
Interest rate swaps	Financial Instruments non-current liabilities	(15,557)	(8,617)
Total derivatives		$(32,306)	$(16,397)

		Amount of Gain/ (Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Foreign currency forward contracts Interest rate swaps	Other, net Gain/ (Loss) on interest rate swaps	- (36,974)	- 8,616	- (12,671)
Total		$(36,974)	$8,616	$(12,671)

Recurring measurements
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$10,101	-	10,101	$-
Interest rate swaps-liability position	(26,498)	-	(26,498)	-

Total	$(16,397)	-	(16,397)	$-

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	$13,517	-	13,517	$-
Interest rate swaps-liability position	(45,823)	-	(45,823)	-

Total	$(32,306)	-	(32,306)	$-